Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net accumulated losses-carry forward	¥ 31,218	¥ 30,177
Depreciation and amortization	160	118
Allowance for doubtful accounts	575	251
Accrued expenses	3,153	2,729
Less: valuation allowance	(34,501)	(33,211)	¥ (57,623)	¥ (66,966)
Net deferred tax assets	605	64
Deferred tax liabilities
Gain on equity method investee	605	530
Net deferred tax liabilities	¥ 605	¥ 530